Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Annual Changes in Proved Developed and Undeveloped Reserves of Oil and Natural Gas (Parenthetical) (Detail) - Crude oil and natural gas [Member] - MMBbls
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated entities [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Proved developed and undeveloped reserves	9,685.5	9,601.1	10,430.0	13,060.7
Consolidated entities [member] | Brazil [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Proved developed and undeveloped reserves	9,528.8	9,462.0	10,142.1	12,712.6
Consolidated entities [member] | Asset Held For Sale [Member] | Brazil [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Proved developed and undeveloped reserves	292.7
Consolidated And Equity Method Investees [Member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Proved developed and undeveloped reserves	9,751.7	9,672.2	10,516.0	13,140.6
Consolidated And Equity Method Investees [Member] | Brazil [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Proved developed and undeveloped reserves	9,528.8	9,462.0	10,142.1	12,712.6
Consolidated And Equity Method Investees [Member] | Asset Held For Sale [Member] | Brazil [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Proved developed and undeveloped reserves	292.7